As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

PIC Flexible Growth Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.37%	Value
	Aerospace & Defense - 1.21%
885	Rockwell Collins, Inc.	$41,524
	Biotechnology - 8.72%
1,150	Genentech, Inc. *	98,808
1,030	Genzyme Corp. *	73,068
2,105	Gilead Sciences, Inc. *	128,132
		300,008
	Capital Markets - 2.38%
580	The Goldman Sachs Group, Inc.	81,925
	Chemicals - 4.00%
1,020	Monsanto Co.	86,302
975	Praxair, Inc.	51,363
		137,665
	Communications Equipment - 2.24%
1,605	Qualcomm, Inc.	76,976
	Computers & Peripherals - 3.69%
1,680	Apple Computer, Inc. *	126,857
	Consumer Finance - 3.16%
1,940	SLM Corp.	108,562
	Diversified Consumer Services - 1.53%
948	Apollo Group, Inc. - Class A *	52,775
	Energy Equipment & Services - 7.10%
2,290	BJ Services Co.	92,722
785	Nabors Industries, Ltd. *#	63,781
1,080	Transocean, Inc. *#	87,642
		244,145
	Food & Staples Retailing - 2.61%
3,230	CVS Corp.	89,665
	Health Care Equipment & Supplies - 9.30%
865	Alcon, Inc. *#	110,651
3,015	St. Jude Medical, Inc. *	148,127
885	Zimmer Holdings, Inc. *	61,021
		319,799
	Health Care Providers & Services - 8.97%
4,000	UnitedHealth Group, Inc.	237,680
920	Wellpoint Inc. *	70,656
		308,336
	Hotels, Restaurants & Leisure - 2.17%
1,440	Carnival Corp. #	74,534
	Household Durables - 1.80%
1,550	Pulte Homes, Inc.	61,845
	Insurance - 1.58%
830	American International Group, Inc.	54,332
	Internet Software & Services - 4.76%
245	Google, Inc. - Class A *	106,146
1,680	Yahoo! Inc. *	57,691
		163,837
	IT Services - 4.40%
2,890	Cognizant Technology Solutions Corp. - Class A *	151,349
	Machinery - 1.89%
635	ITT Industries, Inc.	65,087
	Multiline Retail - 3.40%
1,390	Kohl's Corp. *	61,702
1,010	Target Corp.	55,298
		117,000
	Oil, Gas & Consumable Fuels - 2.89%
620	Cameco Corp. #	49,030
1,020	XTO Energy, Inc.	50,062
		99,092
	Pharmaceuticals - 3.40%
2,035	Johnson & Johnson	117,094
	Semiconductors & Semiconductor Equipment - 4.19%
1,420	Broadcom Corp. - Class A *	96,844
690	Marvell Technology Group Ltd. *#	47,210
		144,054
	Software - 5.30%
1,630	Adobe Systems, Inc.	64,744
2,290	SAP AG - ADR	117,637
		182,381
	Specialty Retail - 4.81%
1,620	Chico's FAS, Inc. *	70,567
1,495	Lowe's Companies, Inc.	95,007
		165,574
	Textiles, Apparel & Luxury Goods - 2.04%
1,240	Polo Ralph Lauren Corp. - Class A	70,234
	Wireless Telecommunication Services - 1.83%
2,030	American Tower Corp. - Class A *	62,808

	TOTAL COMMON STOCKS (Cost $2,627,669)	3,417,458

	MONEY MARKET INVESTMENTS - 1.22%
21,004	SEI Daily Income Treasury Fund	21,004
21,004	SEI Daily Income Trust Government Fund	21,004
	TOTAL MONEY MARKET INVESTMENTS (Cost $42,008)	42,008

	Total Investments in Securities (Cost $2,669,677) - 100.59%	3,459,466
	Liabilities in Excess of Other Assets - (0.59)%	(20,459)
	TOTAL NET ASSETS - 100.00%	$3,439,007

* Non-income producing security
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$2,673,465

Gross unrealized appreciation	$850,176
Gross unrealized depreciation	(64,175)
Net unrealized appreciation	$786,001

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

PIC Small Cap Growth Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 95.84%	Value
	Aerospace & Defense - 2.46%
34,894	Argon St, Inc. *	$999,015
54,412	Flir Systems, Inc. *	1,289,564
50,150	Hexcel Corp. *	1,046,631
		3,335,210
	Air Freight & Logistics - 1.66%
21,450	UTI Worldwide, Inc. #	2,246,459
	Biotechnology - 1.22%
29,300	Onyx Pharmaceuticals, Inc. *	823,037
28,550	PDL Biopharma, Inc. *	832,232
		1,655,269
	Chemicals - 1.11%
5,900	Minerals Technologies, Inc.	329,633
25,350	Senomyx, Inc. *	411,938
27,500	Symyx Technologies, Inc. *	760,650
		1,502,221
	Commercial Banks - 1.12%
34,300	Texas Capital Bancshares, Inc. *	752,885
14,322	Wintrust Financial Corp.	769,091
		1,521,976
	Commercial Services & Supplies - 4.34%
31,252	CoStar Group, Inc. *	1,562,600
16,150	CRA International Inc. *	779,722
44,100	Hudson Highland Group, Inc. *	725,886
52,400	Navigant Consulting, Inc. *	1,190,528
59,808	Resources Connection, Inc. *	1,626,180
		5,884,916
	Communications Equipment - 2.17%
33,100	Avocent Corp. *	1,101,237
23,500	F5 Networks, Inc. *	1,520,450
12,588	ViaSat, Inc. *	317,218
		2,938,905
	Computers & Peripherals - 1.23%
23,600	Avid Technology, Inc. *	1,172,212
16,400	Rackable Systems, Inc. *	492,820
		1,665,032
	Construction & Engineering - 1.04%
14,700	Chicago Bridge & Iron Co. - ADR	453,495
23,600	Granite Construction, Inc.	955,328
		1,408,823
	Construction Materials - 2.66%
36,100	Headwaters, Inc. *	1,245,450
43,700	Texas Industries, Inc.	2,351,497
		3,596,947
	Diversified Consumer Services - 0.87%
13,300	Strayer Education, Inc.	1,177,848
	Diversified Finance Services - 3.06%
36,600	Alliance Data Systems Corp. *	1,546,350
53,400	Euronet Worldwide, Inc. *	1,723,218
21,000	iPayment Holdings, Inc. *	874,440
		4,144,008
	Diversified Telecommunications - 0.84%
39,200	NeuStar, Inc. *	1,137,192
	Electrical Equipment - 0.83%
7,600	Energy Conversion Devices, Inc. *	382,736
18,300	Roper Industries, Inc.	738,405
		1,121,141
	Electronic Equipment & Instruments - 2.90%
26,278	DTS, Inc. *	439,894
27,500	Itron, Inc. *	1,316,425
43,500	NovAtel, Inc. *#	1,451,595
18,050	Trimble Navigation, Ltd. *	722,361
		3,930,275
	Energy Equipment & Services - 5.27%
36,400	Basic Energy Services, Inc. *	1,021,020
1,500	CARBO Ceramics, Inc.	101,055
6,300	Hydril	518,805
48,000	KFX, Inc. *	964,320
24,600	Oil States International, Inc. *	1,006,140
22,500	Unit Corp. *	1,343,250
45,300	W-H Energy Services, Inc. *	2,187,084
		7,141,674
	Food & Staples Retailing - 0.50%
20,950	United Natural Foods, Inc. *	677,314
	Health Care Equipment & Supplies - 6.06%
18,200	Arthrocare Corp. *	815,178
22,000	Aspect Medical Systems, Inc. *	795,740
35,700	Ev3, Inc. *	578,340
18,913	Immucor, Inc. *	568,336
12,400	Intuitive Surgical, Inc. *	1,706,860
46,000	Iris International, Inc. *	1,051,560
17,700	Neurometrix, Inc. *	610,827
51,600	Ventana Medical Systems, Inc. *	2,081,544
		8,208,385
	Health Care Providers & Services - 9.28%
33,700	American Healthways, Inc. *	1,505,716
65,000	HealthExtras, Inc. *	2,138,500
12,100	LCA-Vision, Inc.	679,657
41,000	Merge Technologies, Inc. *	1,082,400
6,600	Pediatrix Medical Group, Inc. *	578,688
22,904	Providence Service Corp. *	654,596
20,600	Psychiatric Solutions, Inc. *	679,594
30,500	Radiation Therapy Services, Inc. *	911,950
40,600	Sierra Health Services, Inc. *	1,608,572
31,848	United Surgical Partners International, Inc. *	1,234,428
54,146	VCA Antech, Inc. *	1,498,220
		12,572,321
	Hotels, Restaurants & Leisure - 5.32%
15,400	Gaylord Entertainment Co. *	662,200
45,600	Life Time Fitness, Inc. *	1,759,704
21,910	Rare Hospitality International, Inc. *	691,260
26,000	Red Robin Gourmet Burgers, Inc. *	1,031,940
42,200	Shuffle Master, Inc. *	1,071,880
53,700	Texas Roadhouse, Inc. - Class A*	832,887
44,200	WMS Industries, Inc. *	1,157,598
		7,207,469
	Household Products - 0.55%
15,100	Central Garden & Pet Co. *	748,658
	Independent Power Producers & Energy Traders - 0.64%
50,400	Covanta Holding Corp. *	871,920
	Industrial Conglomerates - 1.51%
32,400	Walter Industries, Inc.	2,049,300
	Insurance - 1.20%
19,900	National Financial Partners Corp.	1,064,849
26,411	National Interstate Corp.	560,706
		1,625,555
	Internet & Catalog Retail - 1.14%
33,000	Stamps.com, Inc. *	940,830
19,900	Vistaprint Limited *#	601,577
		1,542,407
	Internet Software & Services - 4.53%
17,350	Ctrip.com International, Ltd. - ADR	1,074,312
35,500	DealerTrack Holdings, Inc. *	708,225
24,500	Digital Insight Corp. *	878,815
48,900	Equinix, Inc. *	2,294,877
48,450	Marchex, Inc. - Class B*	1,178,304
		6,134,533
	IT Services - 0.57%
30,200	Verifone Holdings, Inc. *	770,704
	Leisure Equipment & Products - 1.45%
21,100	MarineMax, Inc. *	664,017
32,500	SCP Pool Corp.	1,296,100
		1,960,117
	Machinery - 3.05%
22,300	A.S.V., Inc. *	735,900
27,700	American Railcar Industries, Inc. *	827,648
23,186	Astec Industries, Inc. *	891,502
20,100	ESCO Technologies, Inc. *	987,714
7,300	The Middleby Corp. *	689,850
		4,132,614
	Oil, Gas & Consumable Fuels - 5.01%
37,700	Alon USA Energy Inc. *	813,566
30,900	Denbury Resources, Inc. *	919,893
42,100	Foundation Coal Holdings, Inc.	1,871,766
23,500	KCS Energy, Inc. *	682,205
30,900	Toreador Resources Corp. *	963,771
49,400	Warren Resources, Inc. *	873,886
35,100	Western Refining, Inc. *	658,125
		6,783,212
	Personal Products - 1.07%
36,200	Chattem, Inc. *	1,449,810
	Pharmaceuticals - 1.44%
45,300	Aspreva Pharmaceuticals Corp. *#	906,000
54,002	Medicines Co. *	1,039,538
		1,945,538
	Real Estate - 0.65%
31,000	Trammell Crow Co. *	880,710
	Road & Rail - 1.89%
41,000	Genesee & Wyoming Inc. *	1,599,000
33,643	Old Dominion Freight Line, Inc. *	960,171
		2,559,171
	Semiconductor Equipment & Products - 0.53%
44,050	Silicon Motion Technology Corp. * - ADR	712,288
	Semiconductors & Semiconductor Equipment- 4.73%
17,521	Cymer, Inc. *	790,898
26,000	Cypress Semiconductor Corp. *	440,180
61,920	Integrated Device Technology, Inc. *	860,069
51,400	Microsemi Corp. *	1,564,616
25,700	Tessera Technologies, Inc. *	829,596
43,800	Trident Microsystems, Inc. *	1,144,056
41,200	Volterra Semiconductor Corp. *	772,912
		6,402,327
	Software - 4.80%
29,274	FileNet Corp. *	821,428
69,300	Informatica Corp. *	1,020,096
26,500	Micros Systems, Inc. *	1,222,975
65,950	THQ Inc. *	1,731,188
30,350	Vasco Data Security International, Inc. *	332,029
43,300	Wind River Systems, Inc. *	579,354
39,700	Witness Systems, Inc. *	791,618
		6,498,688
	Specialty Retail - 4.47%
70,730	Aaron Rents, Inc.	1,701,056
23,300	Gamestop Corp. - Class A*	939,223
17,200	Guitar Center, Inc. *	923,296
33,350	Hibbett Sporting Goods, Inc. *	1,022,178
28,800	Tractor Supply Co. *	1,471,104
		6,056,857
	Textiles, Apparel & Luxury Goods - 0.58%
55,992	Quiksilver, Inc. *	785,008
	Trading Companies & Distributors - 1.66%
22,500	Beacon Roofing Supply, Inc. *	747,225
20,700	MSC Industrial Direct Co., Inc. - Class A	930,051
18,200	Nuco2, Inc. *	570,024
		2,247,300
	Wireless Telecommunication Services - 0.43%
26,800	SBA Communications Corp. *	585,580

	TOTAL COMMON STOCKS (Cost $86,493,628)	129,815,682

	MONEY MARKET INVESTMENTS - 6.05%
4,099,986	SEI Daily Income Treasury Fund	4,099,986
4,099,987	SEI Daily Income Trust Government Fund	4,099,987
	TOTAL SHORT TERM INVESTMENTS (Cost $8,199,973)	8,199,973

	Total Investments in Securities (Cost $94,693,601) - 101.89%	138,015,655
	Liabilities in Excess of Other Assets - (1.89)%	(2,563,289)
	TOTAL NET ASSETS - 100.00%	$135,452,366

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$95,250,333

Gross unrealized appreciation	$43,641,026
Gross unrealized depreciation	(875,704)
Net unrealized appreciation	$42,765,322

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 03/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 03/27/06

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 03/27/06

* Print the name and title of each signing officer under his or her signature.